TYPE			13F-HR/A

PERIOD			03/31/06

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: MARCH 31, 2006

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [1]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 7, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  45 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $71,940(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     3951    55754 SH       Sole                    41594             14160
                                                               225     3175 SH       Other                                      3175
AMERICAN INTL GRP              COM              026874107     2863    43322 SH       Sole                    32077             11245
                                                                75     1130 SH       Other                                      1130
BARD, C.R. INC.                COM              067383109     3320    48965 SH       Sole                    35245             13720
                                                               108     1600 SH       Other                                      1600
BAXTER INT'L                   COM              071813109     2407    62020 SH       Sole                    45805             16215
                                                                33      850 SH       Other                                       850
BROWN-FORMAN B                 COM              115637209      357     4635 SH       Sole                     1300              3335
CA, INC                        COM              12673P105     1253    46043 SH       Sole                    33993             12050
                                                                36     1325 SH       Other                                      1325
CENDANT CORP                   COM              151313103     3951   227738 SH       Sole                   168328             59410
                                                               102     5875 SH       Other                                      5875
CITIGROUP INC                  COM              172967101     3212    68016 SH       Sole                    50328             17688
DOVER CORP                     COM              260003108     3618    74505 SH       Sole                    55235             19270
                                                               102     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1789    21386 SH       Sole                    15521              5865
GANNETT INC                    COM              364730101     1618    27005 SH       Sole                    20125              6880
GENERAL ELECTRIC               COM              369604103     3623   104170 SH       Sole                    77340             26830
                                                                93     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     3345    79075 SH       Sole                    58580             20495
                                                                70     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     3009    70349 SH       Sole                    52086             18263
                                                                20      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     3785    63915 SH       Sole                    47677             16238
                                                                95     1600 SH       Other                                      1600
LEGGETT & PLATT                COM              524660107     2312    94875 SH       Sole                    70010             24865
                                                                24     1000 SH       Other                                      1000
LOWE'S COMPANIES               COM              548661107     3269    50725 SH       Sole                    37500             13225
                                                                71     1100 SH       Other                                      1100
NEWS CORP LTD A                COM              65248E104     2293   138030 SH       Sole                   101935             36095
                                                                60     3605 SH       Other                                      3605
PALL CORP                      COM              696429307     2790    89465 SH       Sole                    65955             23510
                                                                49     1575 SH       Other                                      1575
PFIZER INC                     COM              717081103     2405    96495 SH       Sole                    71795             24700
                                                               130     5225 SH       Other                                      5225
TEXTRON INC                    COM              883203101     2340    25055 SH       Sole                    18215              6840
                                                                66      705 SH       Other                                       705
TYCO INTL LTD                  COM              902124106     4167   155011 SH       Sole                   115331             39680
                                                                67     2475 SH       Other                                      2475
WAL-MART STORES                COM              931142103     3661    77500 SH       Sole                    57685             19815
                                                                94     1980 SH       Other                                      1980
WELLS FARGO & CO               COM              949746101     2626    41117 SH       Sole                    30262             10855
WYETH                          COM              983024100     2351    48455 SH       Sole                    35440             13015
                                                               107     2200 SH       Other                                      2200